CONVERTIBLE NOTES - Schedule of principal amount and number of shares of common stock issuable upon exercise of warrants (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
January 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 55,000
Essetifin SPA [Member] | 2020 Notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 400,000	400,000
Essetifin SPA [Member] | 2019 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	1,000,000	1,000,000
Joseph C. McNay [Member] | 2019 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	25,000	25,000
Joseph C. McNay [Member] | January 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		25,000
J.J. Finkelstein [Member] | 2020 Notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount	10,000	10,000
J.J. Finkelstein [Member] | 2019 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	25,000	25,000
Mauro Bove [Member] | 2020 Notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount	10,000	10,000
Mauro Bove [Member] | 2019 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	10,000	10,000
Allan L. Goldstein [Member] | 2020 Notes
Debt Instrument [Line Items]
Debt Instrument, Face Amount	5,000	5,000
Allan L. Goldstein [Member] | 2019 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	5,000	5,000
Allan L. Goldstein [Member] | January 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		10,000
R. Don Elsey [Member] | 2019 Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 5,000	5,000
L. Thompson Bowles [Member] | January 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 5,000